Other operating income (expenses), net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Summary Of Other Operating Income Net

	Three months period ended March 31,
	2020	2019
Other operating income	27,666	90,613

Recovery of charges and expenses	501	51,800
Reversal of operating provisions	704	4,392
Revenue from incentives from Tesouro Direto, B3 and others	21,672	8,855
Interest received on tax	2,281	22,931
Other	2,508	2,635
Other operating expenses	(41,549)	(5,437)

Legal proceedings and agreement with customers	(10,246)	(437)
Losses on write-off and disposal of assets	(59)	(3)
Fines and penalties	(624)	(730)
Associations and regulatory fees	(3,321)	(839)
Charity	(16,596)	(1,250)
Other	(10,703)	(2,178)

Total	(13,883)	85,176

	2019	2018	2017
Other operating income	208,245	20,682	23,764

Recovery of charges and expenses	53,453	6,873	3,165
Reversal of operating provisions	9,767	2,641	2,684
Revenue from incentives from Tesouro Direto and B3	101,615	9,931	4,226
Other	43,410	1,237	13,689
Other operating expenses	(54,888)	(51,971)	(31,468)

Legal proceedings and agreement with customers	(9,499)	(16,385)	(18,370)
Tax incentive expenses	(10,265)	(2,015)	(2,980)
Losses on write-off and disposal of assets	(7,060)	(11,064)	(1,503)
Fines and penalties	(1,191)	(7,446)	(2,755)
Associations and regulatory fees	(4,216)	(3,059)	(2,073)
Charity	(6,751)	(5,938)	(50)
Other	(15,906)	(6,064)	(3,737)

Total	153,357	(31,289)	(7,704)